Provisions and Contingencies - Additional information (Detail)			12 Months Ended
	Apr. 16, 2021 BRL (R$)	May 15, 2019 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) Item	Dec. 31, 2019 BRL (R$)	Dec. 01, 2021 BRL (R$)	Dec. 01, 2020 BRL (R$)	Dec. 01, 2017 BRL (R$)
Disclosure of contingent liabilities [line items]
Escrow deposits made under preliminary injunction			R$ 534,830,000	R$ 523,136,000
Provisions for lawsuits and administrative proceedings			108,761,000	57,772,000
Provisions for labor litigation filed by former employees			95,460,000	90,675,000
Possible contingency			3,310,603,000	3,236,982,000
Contingent liabilities for tax matters and social security			2,292,465,000	2,419,000,000
IPIContingency			178,422,000	176,390,000
Legal Proceedings Related To Icms			1,303,383,000	958,134
ICMS credits			209,611,000	300,707,000
Reversal of ICMS credits			15,532,000	92,687,000
Reversal of alleged non-payment			106,590,000	98,157,000
Reversal of inventory differences			295,163,000	269,581,000
Reversal of conditioned fruition of fiscal incentive			174,039,000	119,894,000
Offset claims and credit dis-allowances			578,097,000	709,338,000
Amortization of goodwill paid on acquisition of subsidiary			218,589,000	212,350,000
Contingent liabilities for civil, environmental and regulatory claims			771,695,000	561,713,000
Penalty on Ultragaz			34,162,000	33,895,000
Contingent liabilities not recognized to lawsuits			2,022,000	4,428,000
Contingent liabilities for labor matters			246,443,000	256,269,000
Compensation suit against damages		R$ 67,539,000
Fisheries management project [member]
Disclosure of contingent liabilities [line items]
Compensation amount paid			13,000,000
Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Penalty on administrative proceedings				R$ 8,187,000	R$ 40,693,000
Fruition tax expenses (benefits) related to fiscal equilibrium fund			R$ 59,128,000
Surcharge rate on non-essential products			2.00%
Surcharge on non-essential products			R$ 219,218,000
Number of fines received | Item				2
Cia Ultragaz [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims			R$ 233,426,000	R$ 186,381,000
Bottom of range [member]
Disclosure of contingent liabilities [line items]
Percentage of possible loss contingency			25.00%
Top of range [member]
Disclosure of contingent liabilities [line items]
Percentage of possible loss contingency			50.00%
Chevron and subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims			R$ 285,000
Liability provisions			19,724,000	R$ 101,663,000		R$ 101,267,000	R$ 102,777,000	R$ 198,900,000
Contingent liabilities for labor matters			2,207,000
Payments for ICMS tax assessment	R$ 81,060,000
Contingent liabilities for tax assessments on sales			R$ 17,231,000